Investment Objectives and Goals - Peerless Option Income Wheel ETF	Jul. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PEERLESS OPTION INCOME WHEEL ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income.